Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (36.1%)
$5,800	Federal Farm Credit Banks, USBMMY3M + 0.115% (1)	(AA+, Aaa)	02/24/22	0.355	$5,801,160
28,000	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.510	28,025,155
40,000	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.360	40,090,153
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.660	20,065,590
10,000	Federal Farm Credit Banks, FEDL01 + 0.030% (1)	(AA+, Aaa)	03/09/23	0.110	10,001,114
61,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (1)	(AA+, Aaa)	05/03/23	0.225	60,999,907
110,600	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.430	111,095,016
5,600	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	5,539,307
8,000	Federal Farm Credit Banks, SOFR + 0.135% (1)	(AA+, Aaa)	11/06/23	0.185	8,013,572
14,700	Federal Home Loan Banks	(AA+, Aaa)	03/29/22	0.060	14,693,564
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,136,263
54,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	02/23/22	0.030	53,999,010
10,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	02/25/22	0.020	9,999,867
59,800	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.180	59,834,221
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	18,877,596
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	16,258,934
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	22,632,015
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	23,612,391
97,500	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.400	97,562,992
33,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.440	33,126,174
24,000	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.230	24,012,783
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,557,527
27,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	26,714,045
3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	2,953,605
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,855,442
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	20,879,383
23,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	22,792,779
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $780,922,669)					778,129,565

UNITED STATES TREASURY OBLIGATIONS (50.7%)
27,000	United States Treasury Bill (2)	(AA+, Aaa)	03/24/22	0.047	26,997,220
12,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1)	(AA+, Aaa)	04/30/22	0.354	12,004,693
17,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	07/31/22	0.295	17,509,681
22,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	10/31/22	0.295	22,017,740
180,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.049% (1)	(AA+, Aaa)	01/31/23	0.289	180,173,369
259,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (1),(3)	(AA+, Aaa)	04/30/23	0.274	260,069,579
221,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (1)	(AA+, Aaa)	07/31/23	0.269	221,234,196
274,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035% (1)	(AA+, Aaa)	10/31/23	0.275	274,381,016
68,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015% (1)	(AA+, Aaa)	01/31/24	0.225	68,020,400
10,500	United States Treasury Note	(AA+, Aaa)	04/30/23	0.125	10,401,973
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,091,955,481)					1,092,809,867

SHORT-TERM INVESTMENTS (1.3%)
27,991,758	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (Cost $27,991,758)				27,991,758

TOTAL INVESTMENTS AT VALUE (88.1%) (Cost $1,900,869,908)					1,898,931,190

OTHER ASSETS IN EXCESS OF LIABILITIES (11.9%)					255,870,977

NET ASSETS(4) (100.0%)					$2,154,802,167

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2022.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of January 31, 2022.
(3)	At January 31, 2022, $5,005,150 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(4)	As of January 31, 2022, the Credit Suisse Commodity Return Strategy Fund held $468,273,237 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 21.7% of the Fund's consolidated net assets.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate
USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Natural Gas Future	USD	Mar 2022	961	$46,839,140	$11,490,699
Contracts to Sell
Energy
Natural Gas Future	USD	Apr 2022	(961)	(44,926,750)	$(6,893,548)
					$4,597,151

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$17,090,440	02/02/22	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(a)	0.40%	At Maturity	$—	$2,072,688
USD	257,689,173	02/02/22	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(b)	0.50%	At Maturity	—	31,351,405
USD	100,322,348	02/02/22	Bank of America	Bloomberg Commodity Index Total Return	0.35%	At Maturity	—	13,117,862
USD	93,000,000	02/02/22	BNP Paribas	Bloomberg Commodity Index Total Return	0.36%	At Maturity	—	10,803,598
USD	252,520,634	02/02/22	Citigroup	Bloomberg Commodity Index Total Return	0.35%	At Maturity	—	30,148,361
USD	247,924,317	02/02/22	Goldman Sachs	Bloomberg Commodity Index Total Return	0.34%	At Maturity	—	32,420,724
USD	126,535,881	02/02/22	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.34%	At Maturity	—	16,546,924
USD	105,419,378	02/02/22	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	0.33%	At Maturity	—	13,786,761
USD	254,293,569	02/02/22	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(c)	0.50%	At Maturity	—	31,047,633
USD	85,000,000	02/02/22	Morgan Stanley	Bloomberg Commodity Index Total Return	0.36%	At Maturity	—	11,113,378

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$247,446,906	02/02/22	RBC Capital	Bloomberg Commodity Index Total Return	0.36%	At Maturity	$—	$32,352,599
USD	249,543,822	02/02/22	Societe Generale	Societe Generale P04 TR Index(d)	0.50%	At Maturity	—	31,857,441
USD	83,734,316	02/02/22	UBS	Bloomberg Commodity Index Total Return	0.35%	At Maturity	—	10,948,859

							$—	$267,568,233

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	20,000,000	02/02/22	Bank of America	0.35%	Bloomberg Commodity Index Total Return	At Maturity	—	$(1,810,608)
USD	40,000,000	02/02/22	BNP Paribas	0.36%	Bloomberg Commodity Index Total Return	At Maturity	—	(3,629,417)
USD	75,000,000	02/02/22	Citigroup	0.35%	Bloomberg Commodity Index Total Return	At Maturity	—	(6,855,045)
USD	20,000,000	02/02/22	JPMorgan Chase	0.34%	Bloomberg Commodity Index Total Return	At Maturity	—	(1,810,822)
USD	40,000,000	02/02/22	Macquarie Bank Ltd.	0.33%	Bloomberg Commodity Index Total Return	At Maturity	—	(3,633,560)
USD	30,000,000	02/02/22	RBC Capital	0.36%	Bloomberg Commodity Index Total Return	At Maturity	—	(2,773,196)
							$—	$(20,512,648)
							$—	$247,055,585

U.S. Treasury securities in the amount of $6,052,000 received at the custodian bank as collateral for OTC swaps.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

(a)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious,softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/22 Value(1)
COMEX Gold JUN 22 Futures	13.25%	14.11	2,539,352
ICE Brent Crude Oil JUL 22 Futures	7.22%	16.18	1,384,138
NYMEX Nat Gas JUL 22 Futures	7.12%	28.83	1,364,901
NYMEX WTI Crude Oil JUL 22 Futures	5.85%	13.55	1,120,811
CBOT Soybeans JUL 22 Futures	4.32%	11.10	828,433
CBOT Corn JUL 22 Futures	3.98%	24.63	762,640
COMEX High Grade Copper JUL 22 Futures	3.72%	6.60	713,034
CME Live Cattle JUN 22 Futures	3.46%	11.91	662,352
COMEX Silver JUL 22 Futures	3.34%	5.69	639,640
LME Aluminium JUL 22 Futures	3.03%	7.73	580,318
NYMEX Nat Gas MAY 22 Futures	2.82%	11.61	540,996
NYMEX WTI Crude Oil MAY 22 Futures	2.75%	6.20	527,402
CBOT Soy Meal JUL 22 Futures	2.47%	11.39	473,577
CBOT Bean Oil JUL 22 Futures	2.41%	11.94	461,272
LME Zinc JUL 22 Futures	2.16%	4.66	413,326
CME Lean Hogs JUN 22 Futures	2.08%	9.45	398,918
LME Nickel JUL 22 Futures	2.03%	2.95	388,437
CBOT Wheat JUL 22 Futures	2.01%	10.15	385,973
NYBOT Coffee JUL 22 Futures	1.92%	4.18	368,133
ICE Gas Oil JUL 22 Futures	1.92%	5.01	367,969
NYBOT Sugar JUL 22 Futures	1.88%	18.24	359,636
NYMEX Unleaded Gasoline JUL 22 Futures	1.68%	2.98	321,582
NYMEX Heating Oil JUL 22 Futures	1.47%	2.65	282,644
CBOT Corn MAY 22 Futures	1.43%	8.75	273,336
CBOT Soybeans MAY 22 Futures	1.30%	3.32	248,407
COMEX High Grade Copper MAY 22 Futures	1.27%	2.26	244,364
LME Aluminium MAY 22 Futures	1.26%	3.20	241,690
KCBOT Kansas Wheat JUL 22 Futures	1.18%	5.76	225,757
NYBOT Cotton JUL 22 Futures	1.09%	3.49	208,573
NYBOT Coffee MAY 22 Futures	1.07%	2.33	205,969
CBOT Bean Oil MAY 22 Futures	0.95%	4.71	183,045
ICE Gas Oil MAY 22 Futures	0.91%	2.31	173,682
LME Zinc MAY 22 Futures	0.81%	1.74	155,875
NYMEX Unleaded Gasoline MAY 22 Futures	0.78%	1.35	149,952
COMEX Silver MAY 22 Futures	0.72%	1.24	138,659
NYMEX Heating Oil MAY 22 Futures	0.71%	1.25	135,414
CBOT Soy Meal MAY 22 Futures	0.70%	3.22	134,383
CBOT Wheat MAY 22 Futures	0.69%	3.48	133,215
NYBOT Sugar MAY 22 Futures	0.69%	6.62	131,912
LME Nickel MAY 22 Futures	0.67%	0.97	129,029
NYBOT Cotton MAY 22 Futures	0.47%	1.47	90,240
KCBOT Kansas Wheat MAY 22 Futures	0.42%	2.03	79,692

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2022.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious,softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/22 Value(1)
COMEX Gold APR 22 Futures	14.24%	229.24	41,181,236
NYMEX Nat Gas APR 22 Futures	9.55%	590.68	27,614,220
NYMEX WTI Crude Oil JUN 22 Futures	8.15%	281.00	23,561,442
ICE Brent Crude Oil JUN 22 Futures	6.95%	231.90	20,092,173
CBOT Soybeans NOV 22 Futures	5.85%	247.32	16,904,340
CBOT Corn MAY 22 Futures	5.36%	496.63	15,507,164
COMEX High Grade Copper DEC 22 Futures	5.21%	140.04	15,054,280
COMEX Silver JUL 22 Futures	4.57%	117.47	13,202,980
LME Aluminium JUN 22 Futures	4.11%	157.80	11,874,311
CME Live Cattle APR 22 Futures	3.53%	176.66	10,212,956
CBOT Soy Meal MAY 22 Futures	3.40%	236.05	9,843,453
CBOT Bean Oil MAR 22 Futures	3.29%	244.61	9,513,189
LME Zinc JUN 22 Futures	3.01%	97.74	8,707,800
LME Nickel JUN 22 Futures	2.79%	60.93	8,080,346
CBOT Wheat MAY 22 Futures	2.76%	208.07	7,971,853
ICE Gas Oil MAY 22 Futures	2.72%	104.66	7,868,109
NYBOT Sugar MAY 22 Futures	2.59%	375.89	7,493,741
NYBOT Coffee JUL 22 Futures	2.59%	85.13	7,489,156
NYMEX Unleaded Gasoline MAY 22 Futures	2.22%	57.97	6,432,782
NYMEX Heating Oil MAY 22 Futures	2.12%	56.48	6,136,484
CME Lean Hogs APR 22 Futures	1.84%	139.26	5,330,931
KCBOT Kansas Wheat MAY 22 Futures	1.62%	119.21	4,674,551
NYBOT Cotton JUL 22 Futures	1.52%	73.65	4,406,407

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2022.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

(c)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/22 Value(1)
COMEX Gold APR 22 Futures	14.24%	226.28	40,648,674
NYMEX Nat Gas APR 22 Futures	9.55%	583.17	27,263,041
NYMEX WTI Crude Oil JUN 22 Futures	8.15%	277.42	23,261,797
ICE Brent Crude Oil MAY 22 Futures	6.92%	224.80	19,748,581
CBOT Soybeans MAR 22 Futures	5.90%	225.88	16,833,840
CBOT Corn MAY 22 Futures	5.37%	490.73	15,322,968
COMEX High Grade Copper MAY 22 Futures	5.20%	137.27	14,847,573
COMEX Silver MAR 22 Futures	4.57%	116.39	13,031,860
LME Aluminium JUN 22 Futures	4.11%	155.79	11,723,303
CME Live Cattle APR 22 Futures	3.52%	173.62	10,037,018
CBOT Soy Meal MAY 22 Futures	3.41%	233.54	9,738,595
CBOT Bean Oil MAR 22 Futures	3.29%	241.49	9,392,208
LME Zinc JUN 22 Futures	3.01%	96.50	8,597,061
LME Nickel DEC 22 Futures	2.77%	61.20	7,916,485
CBOT Wheat MAY 22 Futures	2.77%	206.37	7,906,705
ICE Gas Oil MAY 22 Futures	2.71%	102.86	7,732,222
NYBOT Sugar MAR 22 Futures	2.61%	364.77	7,443,644
NYBOT Coffee MAY 22 Futures	2.59%	83.76	7,397,162
NYMEX Unleaded Gasoline MAR 22 Futures	2.23%	59.38	6,370,654
NYMEX Heating Oil MAY 22 Futures	2.11%	55.41	6,020,150
CME Lean Hogs APR 22 Futures	1.83%	136.29	5,217,162
KCBOT Kansas Wheat MAR 22 Futures	1.63%	118.85	4,642,650
NYBOT Cotton MAY 22 Futures	1.53%	70.85	4,359,590

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2022.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments (continued)

January 31, 2022 (unaudited)

(d)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	1/31/22 Value(1)
COMEX Gold APR 22 Futures	14.19%	222.37	39,946,411
NYMEX Nat Gas MAR 22 Futures	9.75%	562.91	27,436,062
NYMEX WTI Crude Oil MAR 22 Futures	8.27%	264.17	23,286,590
ICE Brent Crude Oil JUN 22 Futures	6.86%	222.77	19,300,394
CBOT Soybeans MAR 22 Futures	5.88%	222.04	16,547,217
CBOT Corn MAY 22 Futures	5.35%	481.97	15,049,578
COMEX High Grade Copper JUL 22 Futures	5.19%	135.05	14,599,161
COMEX Silver MAR 22 Futures	4.55%	114.42	12,811,566
LME Aluminium JUN 22 Futures	4.09%	153.16	11,525,061
CME Live Cattle APR 22 Futures	3.51%	171.07	9,889,482
CBOT Soy Meal MAY 22 Futures	3.41%	230.07	9,593,895
CBOT Bean Oil MAR 22 Futures	3.28%	237.42	9,233,561
LME Zinc JUN 22 Futures	3.00%	94.86	8,450,960
LME Nickel DEC 22 Futures	2.76%	60.16	7,780,964
CBOT Wheat MAR 22 Futures	2.75%	203.32	7,738,738
ICE Gas Oil MAY 22 Futures	2.69%	100.88	7,583,906
NYBOT Sugar MAR 22 Futures	2.60%	358.54	7,316,471
NYBOT Coffee MAY 22 Futures	2.58%	82.34	7,271,429
NYMEX Unleaded Gasoline MAY 22 Futures	2.21%	56.01	6,215,763
NYMEX Heating Oil JUN 22 Futures	2.09%	54.67	5,869,504
CME Lean Hogs APR 22 Futures	1.84%	134.95	5,165,727
KCBOT Kansas Wheat MAY 22 Futures	1.62%	116.30	4,560,478
NYBOT Cotton MAY 22 Futures	1.52%	69.63	4,284,597

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of January 31, 2022.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
United States Agency Obligations	$—	$778,129,565	$—	$778,129,565
United States Treasury Obligations	—	1,092,809,867	—	1,092,809,867
Short-term Investment	27,991,758	—	—	27,991,758
	$27,991,758	$1,870,939,432	$—	$1,898,931,190
Other Financial Instruments*
Futures Contracts	$11,490,699	$—	$—	$11,490,699
Swap Contracts	—	267,568,233	—	267,568,233

Liabilities	Level 1		Level 2	Level 3	Total

Other Financial Instruments*
Futures Contracts	$6,893,548	$		$—	$6,893,548
Swap Contracts	—		20,512,648	—	20,512,648

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.